FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Naturalshrimp Incorporated [Member]
SCHEDULE OF FIXED ASSETS

A summary of the fixed assets as of December 31, 2022 and March 31, 2022 is as follows:

	December 31, 2022	March 31, 2022
	(unaudited)
Land	$324,293	$324,293
Buildings	5,439,365	5,611,723
Machinery and equipment	12,210,036	10,524,343
Autos and trucks	307,227	247,356
	18,280,921	16,707,715
Accumulated depreciation	(2,930,478)	(1,909,612)
Fixed assets, net	$15,350,443	$14,798,103

	March 31, 2022	March 31, 2021
Land	$324,293	$324,293
Buildings	5,611,723	4,702,063
Machinery and equipment	10,524,343	7,580,873
Autos and trucks	247,356	213,849
Fixed assets, gross	16,707,715	12,815,178
Accumulated depreciation	(1,909,612)	(584,521)
Fixed assets, net	$14,798,103	$12,236,557